COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Lease term	64
Optioin to extend description	The Company has two five-year options to extend the Lease
Option to terminate description	one-time option to terminate the Lease thirty-six months after the commencement of the initial term if no additional space became available
Annual base rent increase	$ 125,034
Base rent increase percentage	2.50%
Simdax License Agreement [Member]
Licence term period	10 years
Grant paid to canadian authority	$ 1,000,000.0
Grant paid to authority	2,000,000.0
Non refundable up front payment	1,000,000.0
Non-refundable commercialization milestone payment	$ 13,000,000.0